                                                                      spec24f2.1

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C.  20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


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1.   Name and address of issuer:

          VALUE LINE SPECIAL SITUATIONS FUND, INC.
          220 East 42nd Street
          New York, N.Y.  10017

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2. Name of each series or class of funds for which this notice is filed:

          Common Stock - Par Value $1.00

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3.   Investment Company Act File Number:   811-719


     Securities Act File Number:   2-12663

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4.   Last day of fiscal year for which this notice is filed:


                        December 31, 1995

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the Fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       / /

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                                       / /

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


                             -0-

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


                             -0-

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9. Number and aggregate sale price of securities sold during the fiscal year.


          1,080,812 Shares    $20,358,708

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          1,080,812 Shares    $20,358,708

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
     (see Instruction B.7):


          1,202,114 Shares    $19,378,095

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12.  Calculation of registration fee:

     (i)       Aggregate sale price of securities sold during the
               fiscal year in reliance on rule 24f-2 (from Item
               10):
                                                                    $ 20,358,708
                                                                    ------------

     (ii)      Aggregate price of shares issued in connection
               with dividend reinvestment plans (from Item 11, if
               applicable):
                                                                    +    -0-
                                                                    ------------

     (iii)     Aggregate price of shares redeemed or repurchased
               during the fiscal year (if applicable):
                                                                    - 33,347,607
                                                                    ------------

     (iv)      Aggregate price of shares redeemed or repurchased
               and previously applied as a reduction to filing
               fees pursuant to rule  24e-2 (if applicable):
                                                                    +    -0-
                                                                    ------------

     (v)       Net aggregate price of securities sold and issued
               during the fiscal year in reliance on rule 24f-2
               (line (i), plus line(ii), less line (iii), plus
               line (iv)) (if applicable):
                                                                         -0-
                                                                    ------------

     (vi)      Multiplier prescribed by Section 6(b) of the
               Securities Act of 1933 or other applicable law or
               regulation (see Instruction C.6):
                                                                    x    -0-
                                                                    ------------

     (viii)    Fee due (line (i) or line (v) multiplied by line
               (vi)):

                                                                         -0-
                                                                    ------------
                                                                    ------------

INSTRUCTION:

     Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

                                                            / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:





                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




               Registration Fees for Certain Investment Companies





By (Signature and Title) /s/ Stephen LaRosa
                        ---------------------------------------------------
                             (Name)



                         Assistant Treasurer
                        ---------------------------------------------------
                             (Title)



                         Stephen LaRosa
                         Assistant Treasurer


Date  February 5, 1996
     -----------------


      *Please print the name and title of the signing officer below the signature.

                               PETER D. LOWENSTEIN
                                 ATTORNEY AT LAW
                         TWO GREENWICH PLAZA, SUITE 100
                          GREENWICH, CONNECTICUT  06830
                                  203 622-3932
                               FAX 203 622-0321



                                                            February 5, 1996


Value Line Special Situations Fund, Inc.
711 Third Avenue
New York, NY 10017

                     Re:  Rule 24f-2 Registration of Shares

Gentlemen:

     I am familiar with the proceedings taken by Value Line U.S. Government Securities Fund, Inc., a Maryland corporation (the "Fund"), in connection with the registration and sale of shares of its common stock, par value $1.00 per share, under the Securities Act of 1933 and in accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, as amended, and as described and set forth in its Registration Statement on Form N-1A and in the Prospectus constituting a part of said Registration Statement.

     I have examined such corporate records of the Fund and other documents and considered such questions of law as I have considered necessary as a basis for this opinion. Specifically, I have examined a "Rule 24f-2 Notice" dated February 5, 1996 signed by your Assistant Treasurer, and a certificate of Assistant Treasurer which states that of the 1,080,812 shares issued during the year ending December 31, 1995 (excluding 1,202,114 shares issued in reinvestment of dividends), 1,079,686 of such shares were fully paid as of such date and 1,126 shares were recorded on the books of the Fund as issued but payment for those shares had not been made and was not yet due in the ordinary course of your business.

     Based upon the foregoing, I am of the opinion that the shares of the Fund described in the Notice, the registration of which is made definite by the filing of the Notice, were legally issued, fully paid and non-assessable.

     I consent to this opinion accompanying the Notice.

                                        Very truly yours,

                                        /s/ Peter D. Lowenstein

                                        Peter D. Lowenstein
                                        Legal Counsel